FINANCIAL INSTRUMENTS AND RISKS - Reconciliation of Changes In the Assets Categorized At Level 3 (Details) R$ in Millions	12 Months Ended
Dec. 31, 2022 BRL (R$)
IfrsStatementLineItems [Line Items]
Financial liabilities balance	R$ 35,037.9
Financial liabilities balance	34,747.6
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial liabilities balance	3,486.0
Acquisition of investments	161.4
Total gains and losses during the period	(253.5)
Losses/(gains) recognized in net income	(46.3)
Losses/(gains) recognized in equity	(207.2)
Financial liabilities balance	R$ 3,393.9